Derivatives and fair value measurements - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Derivative [Line Items]
Derivative assets, current	$ 2,534	$ 0
Derivative liabilities, current	0	(839)
Derivative liabilities, non-current	(584)	(470)
Fuel pricing contracts
Derivative [Line Items]
Derivative assets, current	2,534	0
Derivative liabilities, current	0	(839)
Interest Rate Swap
Derivative [Line Items]
Derivative liabilities, non-current	$ (584)	$ (470)